Shareholders' equity	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Shareholders' equity
15	Shareholders’ equity

a)	Share capital

Accounting policy

Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity. Income taxes relating to transaction costs of an equity transaction are accounted for in accordance with policy described in Note 13.

At December 31, 2018, Cosan Limited’s share capital is composed of the following:

	Class A	%	Class B1 shares	%
Shareholders—Common shares
Controlling group	19,514,418	11.20	96,332,044	100.00
Renaissance Technologies LLC	6,288,299	3.60	—	—
M&G Investment Management Limited	5,651,331	3.20	—	—
Eastspring Investments (Singapore) Limited	3,963,068	2.30	—	—
Free Float	112,926,552	64.80	—	—

Total shares outstanding	148,343,668	85.10	96,332,044	100.00

Treasury shares	26,011,673	14.90	—	—
Total	174,355,341	100.00	96,332,044	100.00

On December 31, 2018, the capital authorized is U.S.$ 11,889 thousand, divided into 1,000,000,000 Class A Shares of par value US$ 0.01 each and 188,886,360 Class B Shares or par value U.S.$ 0.01 each. The capital subscribed and paid by the Company is R$ 5,328, which is composed of 174,355,341 book-entry shares of common stock without par value. There have been no changes to the number of shares issued during the periods presented.

b)	Treasury shares

The Company holds 26,011,673 Class A treasury shares as of December 31, 2018 (27,488,204 as of December 31, 2017) with a market value of U.S.$ 8.80 per share as of December 31, 2018 (U.S.$ 9.70 per share as of December 31, 2017).

On December 22, 2017 the Company finished its tender offer to purchase own shares, and 22,025,248 common shares was bought for U.S.$ 9.65 per share. The transaction generated a cash outflow, as shown in the financing activity of statement of cash flow, in the amount of U.S.$ 212,544 thousand or R$ 707,770.

On December 31, 2018, the amount of 1,476,531 treasury shares was delivered to the beneficiaries of the Stock-Grant Plan – Equity-settled – Cosan Limited.

c)	Dividends

Accounting policy

Cosan Limited is a holding company and can only pay dividends to the extent, if any, that funds are received from its subsidiaries.

On May 16, 2018, the board of directors approved the distribution of the dividends received by Cosan Limited from Cosan S.A.. The dividends were paid to shareholders for the fiscal year ended December 31, 2017 totaling R$ 69,622 or U.S.$ 20,000, corresponding to R$ 0,2861 or U.S.$ 0,0822 per common share without withholding income tax.

d)	Other comprehensive (loss) income

	December 31, 2017	Comprehensive (loss) income	December 31, 2018
Foreign currency translation effect	(372,343)	(161,574)	(533,917)
Gain on cash flow hedge in joint ventures and subsidiaries	14,610	6,883	21,493
Actuarial loss on defined benefit plan	(44,937)	(54,309)	(99,246)
Financial instruments with subsidiaries	15,000	—	15,000
Change in fair values of financial assets	841	244	1,085

Total	(386,829)	(208,756)	(595,585)

Attributable to:
Owners of the Company	(394,212)	(192,961)	(587,173)
Non-controlling interests	7,383	(15,795)	(8,412)

	December 31, 2016	Comprehensive (loss) income	December 31, 2017

Foreign currency translation effect	(322,258)	(50,085)	(372,343)
(Loss) gain on cash flow hedge in joint ventures and subsidiaries	(190,001)	204,611	14,610
Actuarial loss on defined benefit plan	(29,017)	(15,920)	(44,937)
Financial instruments with subsidiaries	6,000	9,000	15,000
Change in fair values of financial assets	(2,618)	3,459	841

Total	(537,894)	151,065	(386,829)

Attributable to:
Owners of the Company	(480,454)	86,242	(394,212)
Non-controlling interests	(57,440)	64,823	7,383